                            MARKET STREET FUND, INC.

    SUPPLEMENT, DATED DECEMBER 1, 2000, TO THE PROSPECTUS, DATED MAY 1, 2000


Market Street Fund, Inc.'s Board of Directors (the "Board") has approved a plan to reorganize and redomesticate Market Street Fund, Inc. (a Maryland corporation) as a Delaware business trust to be named "Market Street Fund" (together with Market Street Fund, Inc., the "Fund"). In connection with that reorganization and redomestication plan (the "Reorganization"), the Fund's Board of Directors has authorized a proxy solicitation to obtain shareholder approval of a number of proposals described more fully below. Shareholders of record as of the close of business on November 30, 2000, will be asked to vote on the Reorganization and each of the following proposals:

         1. change the investment approaches of and rename certain Portfolios, and change Growth Portfolio's investment objective;

         2. approve a new investment advisory agreement between the Fund and Market Street Investment Management Company ("MSIM") for all Portfolios; and

         3. permit MSIM to enter into and materially amend subadvisory agreements for certain Portfolios without shareholder approval.

Any investors who made their first investment in one or more of the Fund's Portfolios after November 30, 2000 will not be offered the opportunity to vote on these changes. This supplement briefly tells all shareholders and new investors, however, about the changes that will be made for each of the Fund's Portfolios if shareholders of record approve the proposed changes. The following descriptions summarize information described more fully in the Fund's proxy materials. If you wish information in greater detail on any of these proposals, please call 1-800-523-4681 for more information.

WHY WE WANT TO REORGANIZE THE FUND?

    - Delaware law is favorable to mutual funds, which are the underlying investments for your variable contracts.

HOW THE REORGANIZATION WILL AFFECT THE FUND AND PORTFOLIOS?

    - Your Portfolio's investment objective, policies, and investment advisers will not change because of the Reorganization, although these changes may occur pending shareholder approval of other proposals made within the proxy statement.

    - The Reorganization will not affect your Portfolio's share price as Provident Mutual Life Insurance Company ("PMLIC") will bear all costs of the Reorganization;

    - You will own the same number of shares; and any declared, but undistributed; dividends or capital gains for your Portfolio will carry over after the Reorganization.

CHANGE INVESTMENT APPROACHES, NAMES OF GROWTH, MANAGED, AND AGGRESSIVE GROWTH PORTFOLIOS, AND GROWTH PORTFOLIO'S INVESTMENT OBJECTIVE

        1. CHANGE GROWTH PORTFOLIO'S INVESTMENT OBJECTIVE, INVESTMENT APPROACH, AND NAME

        -   New name - ALL PRO BROAD EQUITY PORTFOLIO

        -   New investment objective -- to seek long-term capital appreciation

        - Shift from a totally value-oriented investment strategy to an investment strategy that combines a growth-style with a value-style of investing

        -   Assume an "all pro" multiple-manager approach

        - Invest primarily in equity securities of both larger and smaller companies included in the Wilshire 5000 Index that offer above-average potential for growth in the future

        - Broaden market sample by investing in four principal asset segments: small cap growth, small cap value, large cap growth, and large cap value

        - New advisory role for MSIM - provide overall supervision of each Portfolio as a whole, select "all pro" subadvisers, allocate investment segments among the separate "all pro" subadvisers, and monitor these subadvisers and the Portfolio

        - Incur some costs in terms of brokerage commissions necessary to implement the change in investment approach, to the extent the change requires the sale of current securities and reinvestment of the proceeds

        2.  CHANGE AGGRESSIVE GROWTH PORTFOLIO'S INVESTMENT APPROACH AND NAME

        -   New name - MID CAP GROWTH PORTFOLIO

        - Shift from investments primarily in securities of small capitalization companies and/or unseasoned companies to investments primarily in securities of mid cap companies

        -   Broaden the available investment options offered by the Fund

        - Incur some costs in terms of brokerage commissions necessary to implement the change in investment approach, to the extent the change requires the sale of current securities and reinvestment of the proceeds

        3.  CHANGE MANAGED PORTFOLIO'S INVESTMENT APPROACH AND NAME

        - New name -- BALANCED PORTFOLIO -- with two segments of assets: bond and equity portions

        - Equity portion will shift over the longer term to growth-oriented investing

        - Subadviser with a long-term, established growth-oriented track record

        - Incur some costs in terms of brokerage commissions necessary to implement the change in investment approach, to the extent the change requires the sale of current securities and reinvestment of the proceeds

NEW INVESTMENT ADVISORY AGREEMENT WITH MSIM FOR ALL PORTFOLIOS AND SUBADVISERS

-   MSIM will serve as the investment adviser to all eleven (11) Fund Portfolios

- MSIM, an experienced manager of managers (for four (4) of the Fund's current Portfolios, namely, the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and All Pro Small Cap Value Portfolios, will have the authority, now or in the future, to implement this "manager-of-managers" approach for any or all Portfolios without another shareholder vote

- Use of a "manager-of-managers" approach allows a Portfolio to benefit from the expertise of various subadvisers each of whom specializes in particular investment strategies that are intended to assist the Portfolio in achieving its investment goals

- MSIM has retained Wilshire Associates, Incorporated ("Wilshire") as an investment management consultant to assist MSIM in identifying and evaluating the performance of subadvisers for the All Pro Portfolios, and Wilshire's role is solely to assist MSIM in gathering data and performing the quantitative analysis necessary to identify the styles and past performance of potential subadvisers and in performing ongoing quantitative analysis of the performance of a Portfolio's subadvisers and in determining whether changes in a subadviser would be desirable for the Portfolio

- For the Money Market Portfolio, MSIM employs a team approach, headed by Ms. Dina Welch who will be assisted by Ms. Kathleen M. Larrabee, both of whom have over fifteen years of money market instrument investment experience, including previous management of the Money Market Portfolio

- In addition to the duties of the former investment adviser under the old investment advisory agreement, MSIM duties will also include:

        - Providing general oversight, supervision and monitoring of each Portfolio and the compliance by the subadvisers with the investment objective and policies of the Portfolio

        - Reviewing on an ongoing basis the performance of the subadvisers managing each Portfolio

        - Determining when a current subadviser should be terminated and selecting a successor subadviser

        -   Paying the subadvisers from MSIM's advisory fee

- Under the "manager-of-managers" approach in the new investment advisory agreement, the Fund will compensate MSIM for its oversight services and supervision and monitoring of the subadvisers who will be making the day-to-day investment decisions

NEW SUBADVISERS

- For the ALL PRO BROAD EQUITY PORTFOLIO (formerly, the "Growth Portfolio") -- Alliance Capital Management Corp. ("Alliance"), Sanford C. Bernstein & Co., LLC ("Bernstein"), Husic Capital Management ("Husic"), and Reams Asset Management Company, LLC ("Reams") will serve as subadvisers

- For the MID CAP GROWTH PORTFOLIO (formerly, the "Aggressive Growth Portfolio") -- T. Rowe Price Associates, Inc. will serve as subadviser

- For the BALANCED PORTFOLIO (formerly, the "Managed Portfolio") -- Fred Alger Management Inc. will serve as subadviser

- For the BOND PORTFOLIO -- Western Asset Management Company will serve as subadviser

- For the MONEY MARKET PORTFOLIO, MSIM will manage the Portfolio without the services of a subadviser


EXISTING SUBADVISERS

- For the ALL PRO LARGE CAP GROWTH PORTFOLIO - Alliance has joined Geewax Terker & Co. to serve as subadvisers

- For the ALL PRO LARGE CAP VALUE PORTFOLIO - Bernstein and Mellon Equity Associates, LLP serve as subadvisers

- For the ALL PRO SMALL CAP GROWTH PORTFOLIO - Lee Munder Investments Ltd. has joined Husic to serve as subadvisers

- For the ALL PRO SMALL CAP VALUE PORTFOLIO - Reams and Sterling Capital Management Company serve as subadvisers

- For the EQUITY 500 INDEX PORTFOLIO -- State Street Global Advisors serves as subadviser

- For INTERNATIONAL PORTFOLIO -- The Boston Company Asset Management, LLC serves as subadviser


SUBADVISER AND PORTFOLIO MANAGER INFORMATION

- ALLIANCE CAPITAL MANAGEMENT L.P., located at 1345 Avenue of the Americas, New York, New York, has expertise in large-cap growth management and provides portfolio management for $388 billion in assets. Alliance's following professionals have served as portfolio managers to Large Cap Growth Portfolio since December 1, 2000 and will serve as portfolio managers for All Pro Broad Equity Portfolio after the Reorganization: (1) Stephen W. Pelensky, Penn State University; M.B.A., University of Pennsylvania; joined Alliance in 1994, began investment experience in 1979; and (2) William D. Baird, University of Michigan; M.B.A., New York University; joined Alliance in 1994, began investment experience in 1992.

- SANFORD C. BERNSTEIN & CO., LLC, located at 767 Fifth Avenue, New York, New York, has expertise in large-cap value management and provides portfolio management for approximately $87 billion in assets. Bernstein's following investment professionals have served as portfolio managers to All Pro Large Cap Value Portfolio since April 13, 2000 and will serve as portfolio managers for All Pro Broad Equity Portfolio after the Reorganization : (1) Marilyn G. Fedak, Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Bernstein since 1972; has managed portfolio investments since 1976; joined Bernstein in 1984; B.A. Smith College; M.B.A., Harvard Business School; and (2) Steven Pisarkiewicz, with Bernstein since 1989; Senior Portfolio Manager since 1997; B.S., University of Missouri; M.B.A., University of California at Berkeley.

- FRED ALGER MANAGEMENT INC., located at One World Trade Center, Suite 9333, New York, New York, has expertise in growth-stock management and provides portfolio management for approximately $21.2 billion in assets. Alger's following investment professionals will serve as portfolio managers to the Balanced Portfolio after the Reorganization: (1) David D. Alger: A.B. Harvard University; M.B.A. University of Michigan; serves as President and Chief Investment Officer, joined Alger in 1971; (2) Ron Tartaro: B.S. and M.S. Columbia University; serves as Senior Vice President, joined Alger in 1990; (3) Steve Thumm: B.S. Hofstra University; serves as Vice President, joined Alger in 1991.

- GEEWAX TERKER & CO., located at 99 Starr St., Phoenixville, Pennsylvania, has expertise in large-capitalization growth equity management and provides portfolio management for approximately $8 billion in assets. Geewax's following investment professionals have served as portfolio managers to All Pro Large Cap Growth Portfolio since May 1, 1998: (1) John J. Geewax: B.S., M.B.A., J.D., Ph.D. (ABD), University of Pennsylvania; joined Geewax in 1982, began investment experience in 1980; and (2) Christopher P. Ouimet:
    B.S., Albright College; M.B.A., St. Joseph's University; joined Geewax in 1994.

- HUSIC CAPITAL MANAGEMENT, located at 555 California Street, Suite 2900, San Francisco, California, has expertise in small-cap growth management and provides portfolio management for more than $4 billion in assets, including nearly $400 million in its small-cap growth product. Husic's following investment professionals have served as portfolio managers to All Pro Small Cap Growth Portfolio since May 1, 1998 and will serve as portfolio managers for All Pro Broad Equity Portfolio after the Reorganization: Frank J. Husic,
    CFA: B.S. Mathematics, Youngstown State University; M.S. in Industrial Administration, Carnegie Mellon University; M.A. Economics, University of Pennsylvania; founded Husic in 1986, began investment experience in 1971; and Ronald J. Leong, CFA: B.S. with High Honors in Banking and Finance, San Francisco State University; joined Husic in 1989, began investment experience in 1989.

- LEE MUNDER INVESTMENTS LTD., located at 200 Clarendon Street, Boston, Massachusetts, has expertise in small capitalization growth companies and provides investment management for approximately $400 million in assets. Lee Munder's following investment professionals have served as portfolio managers to All Pro Small Cap Growth Portfolio since August 24, 2000; and these same professionals, while employed for another investment adviser, served as portfolio managers for the Portfolio from May 1, 1998 to August 24, 2000: (1) Nicholas S. Battelle, CFA: degrees from Duke University and Columbia University Graduate School of Business; joined SAW in 1982 and began investment experience in 1970; and (2) Jonathan F. Stone: undergraduate degree from Brown University and M.B.A. Harvard University; joined SAW in 1997, began investment experience in 1990.

- MELLON EQUITY ASSOCIATES, LLP located at 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania, has expertise in large cap stock management and provides portfolio management for approximately $39 billion in assets. Mellon Equity's following investment professionals have served as portfolio managers to All Pro Large Cap Value Portfolio since May 1, 1998: (1) Robert
    A. Wilk, CFA: B.S. in Management and Electrical Engineering, M.I.T.; M.S. in Finance, M.I.T.; joined Mellon Equity in 1990, began investment experience in 1971; (2) Jocelin A. Reed, CFA: B.S. in Finance, Pennsylvania State University; M.B.A. in Finance, University of Pittsburgh; joined Mellon Equity in 1996, began investment experience in 1991.

- REAMS ASSET MANAGEMENT COMPANY, LLC, located at 227 Washington Street, Columbus, Indiana, has expertise in small and small to mid-cap value management and provides portfolio management for approximately $8 billion in assets under management. Reams' following investment professionals have served as portfolio managers to All Pro Small Cap Value Portfolio since December 1999 and will serve as portfolio managers for All Pro Broad Equity Portfolio after the Reorganization: (1) David R. Milroy: B.B.A. and M.S., University of Wisconsin; joined Reams in 1990 and began investment experience in 1986; (2) Fred W. Reams: B.A. and M.A., Western Michigan University; joined Reams in 1981, and began investment experience in 1967.

- STATE STREET GLOBAL ADVISORS, located at One International Place, Boston, Massachusetts, has expertise in managing index funds and provides investment management for approximately $738 billion in assets. Anne Eisenburg, Portfolio Manager and Principal from State Street, uses a sophisticated computer program.

- STERLING CAPITAL MANAGEMENT COMPANY, located at 301 South College Street, Charlotte, North Carolina, has expertise in small capitalization value stocks and provides investment management for approximately $3.4 billion. Sterling's following investment professionals have served as portfolio managers to All Pro Small Cap Value Portfolio since February 2000: (1) David
    M. Ralston: B.S.B.A., Appalachian State University; joined Sterling in 1991;
    (2) Brian R. Walton, CFA: B.S., Indiana University; M.B.A., University of NC-Chapel Hill; joined Sterling in 1995; and (3) Eduardo A. Brea, CFA: B.S. University of Florida; M.B.A., University of South Florida; joined Sterling in 1995.

- T. ROWE PRICE ASSOCIATES, INC., located at 100 E. Pratt Street, Baltimore, Maryland, has expertise in mid cap growth management and provides portfolio management for approximately $179 billion in assets. Mid Cap Growth Portfolio will be managed by an investment advisory committee chaired by Brian Berghuis, Managing Director. Mr. Berghuis and Mr. John Wakeman will serve as portfolio managers of the Portfolio after the Reorganization. Mr. Berghuis is a Chartered Financial Analyst, and has been with T. Rowe Price since 1985. Mr. Wakeman has been with T. Rowe Price since 1989.

- WESTERN ASSET MANAGEMENT COMPANY, located at 117 East Colorado Boulevard, Pasadena, California, has expertise in bond and fixed-income management and provides portfolio management for approximately $65.3 billion in assets. Western Asset's following investment professionals will serve as portfolio managers to the Bond Portfolio after the Reorganization: (1) S. Kenneth
    Leech: B.A. University of Pennsylvania; M.B.A. Wharton School; serves as Chief Investment Officer, joined the firm in 1991; (2) Stephen A. Walsh,
    Deputy: B.A. Duke University; M.B.A. Dartmouth College; serves as Chief Investment Officer, joined the firm in 1990.

MSIM is a registered investment adviser and is also an indirect wholly owned subsidiary of PMLIC. MSIM's address is 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania. The investment advisory fees payable to MSIM for each Portfolio under the new investment advisory agreement are listed below:

              ==========================================================================================
              PORTFOLIOS                                           NEW ADVISORY FEE(1)
              ==========================================================================================
              All Pro Large Cap Growth Portfolio                   70
              ------------------------------------------------------------------------------------------
              All Pro Large Cap Value Portfolio                    70
              ------------------------------------------------------------------------------------------
              All Pro Small Cap Growth Portfolio                   90
              ------------------------------------------------------------------------------------------
              All Pro Small Cap Value Portfolio                    90
              ------------------------------------------------------------------------------------------
              Growth Portfolio                                     75
              ------------------------------------------------------------------------------------------
              Equity 500 Index Portfolio                           24
              ------------------------------------------------------------------------------------------
              International Portfolio                              75
              ------------------------------------------------------------------------------------------
              Aggressive Growth Portfolio                          75
              ------------------------------------------------------------------------------------------
              Managed Portfolio                                    55
              ------------------------------------------------------------------------------------------
              Bond Portfolio                                       40
              ------------------------------------------------------------------------------------------
              Money Market Portfolio                               25
              ------------------------------------------------------------------------------------------

              1. Certain Portfolios have investment advisory fee breakpoints. In those cases, the table above shows the fee prior to the first breakpoint, if applicable.

PERMIT MSIM TO ENTER INTO AND TO AMEND MATERIALLY SUBADVISORY AGREEMENTS FOR CERTAIN PORTFOLIOS WITHOUT SHAREHOLDER APPROVAL (THE ALL PRO BROAD EQUITY (FORMERLY, "GROWTH"), THE EQUITY 500 INDEX, THE INTERNATIONAL, THE MID CAP (FORMERLY, THE "AGGRESSIVE") THE GROWTH, THE BALANCED (FORMERLY, THE "MANAGED"), THE BOND, AND THE MONEY MARKET PORTFOLIOS)

- In implementing the manager-of-managers approach, MSIM will be authorized, subject to the Board's approval and certain other conditions, in the future to enter into and/or to amend materially subadvisory agreements on behalf of a Portfolio without obtaining shareholder approval

- This arrangement enables the Fund's Portfolios to operate more efficiently as MSIM can make subadvisory changes without the expenses and delays associated with obtaining shareholder approval

                            MARKET STREET FUND, INC.

    SUPPLEMENT, DATED DECEMBER 1, 2000, TO THE PROSPECTUS, DATED MAY 1, 2000


Market Street Fund, Inc.'s Board of Directors (the "Board") has approved a plan to reorganize and redomesticate Market Street Fund, Inc. (a Maryland corporation) as a Delaware business trust to be named "Market Street Fund" (together with Market Street Fund, Inc., the "Fund"). In connection with that reorganization and redomestication plan (the "Reorganization"), the Fund's Board of Directors has authorized a proxy solicitation to obtain shareholder approval of a number of proposals described more fully below. Shareholders of record as of the close of business on November 30, 2000, will be asked to vote on the Reorganization and each of the following proposals:

         1. change the investment approaches of and rename certain Portfolios, and change Growth Portfolio's investment objective;

         2. approve a new investment advisory agreement between the Fund and Market Street Investment Management Company ("MSIM") for all Portfolios; and

         3. permit MSIM to enter into and materially amend subadvisory agreements for certain Portfolios without shareholder approval.

Since you made your first investment in one or more of the Fund's Portfolios after November 30, 2000, you will not be offered the opportunity to vote on these changes. This supplement briefly tells you, however, about the changes that will be made for each of the Fund's Portfolios if shareholders of record approve the proposed changes. The following descriptions summarize information described more fully in the Fund's proxy materials. If you wish information in greater detail on any of these proposals, please call 1-800-523-4681 for more information.

WHY WE WANT TO REORGANIZE THE FUND?

         - Delaware law is favorable to mutual funds, which are the underlying investments for your variable contracts.

HOW THE REORGANIZATION WILL AFFECT THE FUND AND PORTFOLIOS?

         - Your Portfolio's investment objective, policies, and investment advisers will not change because of the Reorganization, although these changes may occur pending shareholder approval of other proposals made within the proxy statement.

         - The Reorganization will not affect your Portfolio's share price as Provident Mutual Life Insurance Company ("PMLIC") will bear all costs of the Reorganization;

         - You will own the same number of shares; and any declared, but undistributed; dividends or capital gains for your Portfolio will carry over after the Reorganization.

CHANGE INVESTMENT APPROACHES, NAMES OF GROWTH, MANAGED, AND AGGRESSIVE GROWTH PORTFOLIOS, AND GROWTH PORTFOLIO'S INVESTMENT OBJECTIVE

         1. CHANGE GROWTH PORTFOLIO'S INVESTMENT OBJECTIVE, INVESTMENT APPROACH, AND NAME

         -        New name - ALL PRO BROAD EQUITY PORTFOLIO

         - New investment objective -- to seek long-term capital appreciation

         - Shift from a totally value-oriented investment strategy to an investment strategy that combines a growth-style with a value-style of investing

         -        Assume an "all pro" multiple-manager approach

         - Invest primarily in equity securities of both larger and smaller companies included in the Wilshire 5000 Index that offer above-average potential for growth in the future

         - Broaden market sample by investing in four principal asset segments: small cap growth, small cap value, large cap growth, and large cap value

         - New advisory role for MSIM - provide overall supervision of each Portfolio as a whole, select "all pro" subadvisers, allocate investment segments among the separate "all pro" subadvisers, and monitor these subadvisers and the Portfolio

         - Incur some costs in terms of brokerage commissions necessary to implement the change in investment approach, to the extent the change requires the sale of current securities and reinvestment of the proceeds

         2.       CHANGE AGGRESSIVE GROWTH PORTFOLIO'S INVESTMENT APPROACH AND
                  NAME

         -        New name - MID CAP GROWTH PORTFOLIO

         - Shift from investments primarily in securities of small capitalization companies and/or unseasoned companies to investments primarily in securities of mid cap companies

         -        Broaden the available investment options offered by the Fund

         - Incur some costs in terms of brokerage commissions necessary to implement the change in investment approach, to the extent the change requires the sale of current securities and reinvestment of the proceeds

         3.   CHANGE MANAGED PORTFOLIO'S INVESTMENT APPROACH AND NAME

         -        New name -- BALANCED PORTFOLIO -- with two segments of assets:
                  bond and equity portions

         - Equity portion will shift over the longer term to growth-oriented investing

         - Subadviser with a long-term, established growth-oriented track record

         - Incur some costs in terms of brokerage commissions necessary to implement the change in investment approach, to the extent the change requires the sale of current securities and reinvestment of the proceeds

NEW INVESTMENT ADVISORY AGREEMENT WITH MSIM FOR ALL PORTFOLIOS AND SUBADVISERS

         - MSIM will serve as the investment adviser to all eleven (11) Fund Portfolios

         - MSIM, an experienced manager of managers for four (4) of the Fund's current Portfolios, namely, the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and All Pro Small Cap Value Portfolios, will have the authority, now or in the future, to implement this "manager-of-managers" approach for any or all Portfolios without another shareholder vote

         - Use of a "manager-of-managers" approach allows a Portfolio to benefit from the expertise of various subadvisers each of whom specializes in particular investment strategies that are intended to assist the Portfolio in achieving its investment goals

- MSIM has retained Wilshire Associates, Incorporated ("Wilshire") as an investment management consultant to assist MSIM in identifying and evaluating the performance of subadvisers for the All Pro Portfolios, and Wilshire's role is solely to assist MSIM in gathering data and performing the quantitative analysis necessary to identify the styles and past performance of potential subadvisers and in performing ongoing quantitative analysis of the performance of a Portfolio's subadvisers and in determining whether changes in a subadviser would be desirable for the Portfolio



- For the Money Market Portfolio, MSIM employs a team approach, headed by Ms. Dina Welch who will be assisted by Ms. Kathleen M. Larrabee, both of whom have over fifteen years of money market instrument investment experience, including previous management of the Money Market Portfolio

- In addition to the duties of the former investment adviser under the old investment advisory agreement, MSIM duties will also include:

                  - Providing general oversight, supervision and monitoring of each Portfolio and the compliance by the subadvisers with the investment objective and policies of the Portfolio

                  - Reviewing on an ongoing basis the performance of the subadvisers managing each Portfolio

                  - Determining when a current subadviser should be terminated and selecting a successor subadviser

                  -        Paying the subadvisers from MSIM's advisory fee

- Under the "manager-of-managers" approach in the new investment advisory agreement, the Fund will compensate MSIM for its oversight services and supervision and monitoring of the subadvisers who will be making the day-to-day investment decisions

NEW SUBADVISERS

- For the ALL PRO BROAD EQUITY PORTFOLIO (formerly, the "Growth Portfolio") -- Alliance Capital Management Corp. ("Alliance"), Sanford
         C. Bernstein & Co., LLC ("Bernstein"), Husic Capital Management ("Husic"), and Reams Asset Management Company, LLC ("Reams") will serve as subadvisers

- For the MID CAP GROWTH PORTFOLIO (formerly, the "Aggressive Growth Portfolio") -- T. Rowe Price Associates, Inc. will serve as subadviser

- For the BALANCED PORTFOLIO (formerly, the "Managed Portfolio") -- Fred Alger Management Inc. will serve as subadviser

- For the BOND PORTFOLIO -- Western Asset Management Company will serve as subadviser

- For the MONEY MARKET PORTFOLIO, MSIM will manage the Portfolio without the services of a subadviser



EXISTING SUBADVISERS

- For the ALL PRO LARGE CAP GROWTH PORTFOLIO - Alliance has joined Geewax Terker & Co. to serve as subadvisers

- For the ALL PRO LARGE CAP VALUE PORTFOLIO - Bernstein and Mellon Equity Associates, LLP serve as subadvisers

- For the ALL PRO SMALL CAP GROWTH PORTFOLIO - Lee Munder Investments Ltd. has joined Husic to serve as subadvisers

- For the ALL PRO SMALL CAP VALUE PORTFOLIO - Reams and Sterling Capital Management Company serve as subadvisers

- For the EQUITY 500 INDEX PORTFOLIO -- State Street Global Advisors serves as subadviser

- For INTERNATIONAL PORTFOLIO -- The Boston Company Asset Management, LLC serves as subadviser

SUBADVISER AND PORTFOLIO MANAGER INFORMATION

- ALLIANCE CAPITAL MANAGEMENT L.P., located at 1345 Avenue of the Americas, New York, New York, has expertise in large-cap growth management and provides portfolio management for $388 billion in assets. Alliance's following professionals have served as portfolio managers to Large Cap Growth Portfolio since December 1, 2000 and will serve as portfolio managers for All Pro Broad Equity Portfolio after the Reorganization: (1) Stephen W. Pelensky, Penn State University; M.B.A., University of Pennsylvania; joined Alliance in 1994, began investment experience in 1979; and (2) William D. Baird, University of Michigan; M.B.A., New York University; joined Alliance in 1994, began investment experience in 1992.

- SANFORD C. BERNSTEIN & CO., LLC, located at 767 Fifth Avenue, New York, New York, has expertise in large-cap value management and provides portfolio management for approximately $87 billion in assets. Bernstein's following investment professionals have served as portfolio managers to All Pro Large Cap Value Portfolio since April 13, 2000 and will serve as portfolio managers for All Pro Broad Equity Portfolio after the Reorganization : (1) Marilyn G. Fedak, Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Bernstein since 1972; has managed portfolio investments since 1976; joined Bernstein in 1984; B.A. Smith College; M.B.A., Harvard Business School; and (2) Steven Pisarkiewicz, with Bernstein since 1989; Senior Portfolio Manager since 1997; B.S., University of Missouri; M.B.A., University of California at Berkeley.

- FRED ALGER MANAGEMENT INC., located at One World Trade Center, Suite 9333, New York, New York, has expertise in growth-stock management and provides portfolio management for approximately $21.2 billion in assets. Alger's following investment professionals will serve as portfolio managers to the Balanced Portfolio after the Reorganization:
         (1) David D. Alger: A.B. Harvard University; M.B.A. University of Michigan; serves as President and Chief Investment Officer, joined Alger in 1971; (2) Ron Tartaro: B.S. and M.S. Columbia University; serves as Senior Vice President, joined Alger in 1990; (3) Steve Thumm:
         B.S. Hofstra University; serves as Vice President, joined Alger in
         1991.

- GEEWAX TERKER & CO., located at 99 Starr St., Phoenixville, Pennsylvania, has expertise in large-capitalization growth equity management and provides portfolio management for approximately $8 billion in assets. Geewax's following investment professionals have served as portfolio managers to All Pro Large Cap Growth Portfolio since May 1, 1998: (1) John J. Geewax: B.S., M.B.A., J.D., Ph.D. (ABD), University of Pennsylvania; joined Geewax in 1982, began investment experience in 1980; and (2) Christopher P. Ouimet: B.S., Albright College; M.B.A., St. Joseph's University; joined Geewax in 1994.

- HUSIC CAPITAL MANAGEMENT, located at 555 California Street, Suite 2900, San Francisco, California, has expertise in small-cap growth management and provides portfolio management for more than $4 billion in assets, including nearly $400 million in its small-cap growth product. Husic's following investment professionals have served as portfolio managers to All Pro Small Cap Growth Portfolio since May 1, 1998 and will serve as portfolio managers for All Pro Broad Equity Portfolio after the
         Reorganization: Frank J. Husic, CFA: B.S. Mathematics, Youngstown State University; M.S. in Industrial Administration, Carnegie Mellon University; M.A. Economics, University of Pennsylvania; founded Husic in 1986, began investment experience in 1971; and Ronald J. Leong, CFA:
         B.S. with High Honors in Banking and Finance, San Francisco State University; joined Husic in 1989, began investment experience in 1989.

- LEE MUNDER INVESTMENTS LTD., located at 200 Clarendon Street, Boston, Massachusetts, has expertise in small capitalization growth companies and provides investment management for approximately $400 million in assets. Lee Munder's following investment professionals have served as portfolio managers to All Pro Small Cap Growth Portfolio since August 24, 2000; and these same professionals, while employed for another investment adviser, served as portfolio managers for the Portfolio from May 1, 1998 to August 24, 2000: (1) Nicholas S. Battelle, CFA: degrees from Duke University and Columbia University Graduate School of Business; joined SAW in 1982 and began investment experience in 1970; and (2) Jonathan F. Stone: undergraduate degree from Brown University and M.B.A. Harvard University; joined SAW in 1997, began investment experience in 1990.

- MELLON EQUITY ASSOCIATES, LLP located at 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania, has expertise in large cap stock management and provides portfolio management for approximately $39 billion in assets. Mellon Equity's following investment professionals have served as portfolio managers to All Pro Large Cap Value Portfolio since May 1, 1998: (1) Robert A. Wilk, CFA: B.S. in Management and Electrical Engineering, M.I.T.; M.S. in Finance, M.I.T.; joined Mellon Equity in 1990, began investment experience in 1971; (2) Jocelin A. Reed, CFA:
         B.S. in Finance, Pennsylvania State University; M.B.A. in Finance, University of Pittsburgh; joined Mellon Equity in 1996, began investment experience in 1991.

- REAMS ASSET MANAGEMENT COMPANY, LLC, located at 227 Washington Street, Columbus, Indiana, has expertise in small and small to mid-cap value management and provides portfolio management for approximately $8 billion in assets under management. Reams' following investment professionals have served as portfolio managers to All Pro Small Cap Value Portfolio since December 1999 and will serve as portfolio managers for All Pro Broad Equity Portfolio after the Reorganization:
         (1) David R. Milroy: B.B.A. and M.S., University of Wisconsin; joined Reams in 1990 and began investment experience in 1986; (2) Fred W.
         Reams: B.A. and M.A., Western Michigan University; joined Reams in 1981, and began investment experience in 1967.

- STATE STREET GLOBAL ADVISORS, located at One International Place, Boston, Massachusetts, has expertise in managing index funds and provides investment management for approximately $738 billion in assets. Anne Eisenburg, Portfolio Manager and Principal from State Street, uses a sophisticated computer program.

- STERLING CAPITAL MANAGEMENT COMPANY, located at 301 South College Street, Charlotte, North Carolina, has expertise in small capitalization value stocks and provides investment management for approximately $3.4 billion. Sterling's following investment professionals have served as portfolio managers to All Pro Small Cap Value Portfolio since February 2000: (1) David M. Ralston: B.S.B.A., Appalachian State University; joined Sterling in 1991; (2) Brian R. Walton, CFA: B.S., Indiana University; M.B.A., University of NC-Chapel Hill; joined Sterling in 1995; and (3) Eduardo A. Brea, CFA: B.S. University of Florida; M.B.A., University of South Florida; joined Sterling in 1995.

- T. ROWE PRICE ASSOCIATES, INC., located at 100 E. Pratt Street, Baltimore, Maryland, has expertise in mid cap growth management and provides portfolio management for approximately $179 billion in assets. Mid Cap Growth Portfolio will be managed by an investment advisory committee chaired by Brian Berghuis, Managing Director. Mr. Berghuis and Mr. John Wakeman will serve as portfolio managers of the Portfolio after the Reorganization. Mr. Berghuis is a Chartered Financial Analyst, and has been with T. Rowe Price since 1985. Mr. Wakeman has been with T. Rowe Price since 1989.

- WESTERN ASSET MANAGEMENT COMPANY, located at 117 East Colorado Boulevard, Pasadena, California, has expertise in bond and fixed-income management and provides portfolio management for approximately $65.3 billion in assets. Western Asset's following investment professionals will serve as portfolio managers to the Bond Portfolio after the
         Reorganization: (1) S. Kenneth Leech: B.A. University of Pennsylvania; M.B.A. Wharton School; serves as Chief Investment Officer, joined the firm in 1991; (2) Stephen A. Walsh, Deputy: B.A. Duke University; M.B.A. Dartmouth College; serves as Chief Investment Officer, joined the firm in 1990.

MSIM is a registered investment adviser and is also an indirect wholly owned subsidiary of PMLIC. MSIM's address is 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania. The investment advisory fees payable to MSIM for each Portfolio under the new investment advisory agreement are listed below:

     PORTFOLIOS                                           NEW ADVISORY FEE(1)
     ----------                                           -------------------
     All Pro Large Cap Growth Portfolio                   70

     All Pro Large Cap Value Portfolio                    70

     All Pro Small Cap Growth Portfolio                   90

     All Pro Small Cap Value Portfolio                    90

     Growth Portfolio                                     75

     Equity 500 Index Portfolio                           24

     International Portfolio                              75

     Aggressive Growth Portfolio                          75

     Managed Portfolio                                    55

     Bond Portfolio                                       40

     Money Market Portfolio                               25

1. Certain Portfolios have investment advisory fee breakpoints. In those cases, the table above shows the fee prior to the first breakpoint, if applicable.

PERMIT MSIM TO ENTER INTO AND TO AMEND MATERIALLY SUBADVISORY AGREEMENTS FOR CERTAIN PORTFOLIOS WITHOUT SHAREHOLDER APPROVAL (THE ALL PRO BROAD EQUITY (FORMERLY, "GROWTH"), THE EQUITY 500 INDEX, THE INTERNATIONAL, THE MID CAP (FORMERLY, THE "AGGRESSIVE") THE GROWTH, THE BALANCED (FORMERLY, THE "MANAGED"), THE BOND, AND THE MONEY MARKET PORTFOLIOS)

- In implementing the manager-of-managers approach, MSIM will be authorized, subject to the Board's approval and certain other conditions, in the future to enter into and/or to amend materially subadvisory agreements on behalf of a Portfolio without obtaining shareholder approval

- This arrangement enables the Fund's Portfolios to operate more efficiently as MSIM can make subadvisory changes without the expenses and delays associated with obtaining shareholder approval


MSF REORGANIZATION PROXY STATEMENT/PROSPECTUS STICKER.002.DOC


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